Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (41,452)	$ (33,221)
Adjustments to reconcile net loss before cash used in operating activities;
Bad Debt		(3,996)
Changes in operating assets and liabilities:
Accrued interest		467
Prepaid expenses		(500)
Other receivable	9,877	(3,768)
Accounts payable and accrued liabilities	8,398	2,325
Due to related party	9,600	9,600
Net cash provided by (used in) operating activities	(13,577)	(21,101)
Net cash increase (decrease)	(13,577)	(21,101)
Beginning cash balance	62,804	83,905
Ending cash balance	49,227	62,804
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest
Cash paid for tax
Non-Cash Investing and Financing Activities:
Write off of Related Party Loan Receivable		$ 19,883